Expense Example - Al Frank Fund - Al Frank Fund Advisor Class	Apr. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 127
Expense Example, with Redemption, 3 Years	422
Expense Example, with Redemption, 5 Years	765
Expense Example, with Redemption, 10 Years	$ 1,734